Basis of preparation	6 Months Ended
Jun. 30, 2026
Disclosure Of Basis Of Presentation Of Financial statments [Abstract]
Basis of preparation
2 Basis of preparation
These unaudited condensed interim consolidated financial statements for the quarterly reporting period ended June 30, 2026 have been prepared in accordance with International Financial Reporting Standards ("IFRS") applicable to the preparation of interim financial statements, including International Accounting Standard ("IAS") 34, Interim Financial Reporting, as issued by the International Accounting Standard Board ("IASB").
Our business is seasonal and, consequently, our results tend to fluctuate from quarter to quarter. However, the comparability of the Group's results and financial position of the interim period, is not significantly affected by the level of seasonality.
The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the consolidated financial statements for the year ended December 31, 2025.
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the adoption of the new standards effective as of January 1, 2026 (Note 4 a)).
The interim condensed consolidated financial statements are presented in US dollars and all values are rounded to the nearest thousand ($000), except when otherwise indicated.